Summary Information Relating to Impaired Loans (Detail) (Gross Loans) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 114.2	6,851.3	4,191.7	4,145.4
Interest income recognized on impaired loans	$ 27.7	1,664.7	1,647.8	1,668.3